SHARE BASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2023
SHARE BASED PAYMENTS
Schedule Of Outstanding Stock Options
	Number of stock options	Weighted average exercise price (CAD$)
Balance as of December 31, 2021	19,381,819	$0.45

Granted	4,600,000	0.32
Cancelled	(1,775,861)	0.46

Balance as of December 31, 2022	22,205,958	$0.42

Granted	1,000,000	0.13
Cancelled	(3,000,000)	0.40

Balance as of March 31, 2023	20,205,958	$0.41

Summarizes Information About Stock Options Exercisable And Outstanding
Exercise price (CAD$)	Options outstanding	Options exercisable	Expiry date	Weighted average grant date fair value vested	Weighted average remaining life in years
$0.61	34,483	34,483	October 1, 2023	1,816	0.50
$0.41	350,000	350,000	April 28, 2024	42,771	1.08
$0.48	925,000	925,000	November 25, 2025	252,521	2.66
$0.44	2,000,000	2,000,000	January 22, 2026	283,601	2.82
$0.50	250,000	250,000	February 24, 2026	43,985	2.91
$0.47	500,000	500,000	March 2, 2026	84,507	2.92
$0.44	1,000,000	1,000,000	March 16, 2026	155,354	2.96
$0.47	1,100,000	975,000	April 28, 2026	133,838	3.08
$0.51	2,300,000	2,300,000	July 5, 2026	392,038	3.27
$0.44	6,396,475	3,770,722	September 21, 2026	776,238	3.48
$0.35	200,000	100,000	February 16, 2027	8,715	3.88
$0.35	1,150,000	1,150,000	March 1, 2027	35,883	3.92
$0.35	950,000	550,000	March 24, 2027	14,090	3.98
$0.18	1,287,500	-	August 31, 2027	31,329	4.42
$0.20	312,500	312,500	August 31, 2027	16,348	4.42
$0.13	250,000	-	September 14, 2027	4,289	4.46
$0.20	200,000	-	November 21, 2027	1,738	4.65
$0.13	1,000,000	281,250	February 22, 2033	28,153	9.91

Total	20,205,958	14,498,955		$2,307,214	3.71